PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7 -              PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment is as follows:

	June 30,
	2012	2013

Buildings	$53,018,610	$57,745,469
Machinery	4,758,477	5,364,308
Software	3,573,146	3,143,292
Vehicles	1,607,261	3,240,058
Electronic and other equipment	16,991,624	18,630,226
Construction in progress	3,648,878	16,598,819
	83,597,996	104,722,172

Less: Accumulated depreciation	(20,061,350)	(25,225,857)

	$63,536,646	$79,496,315

Total property, plant and equipment with carrying values of nil and $1,125,846 were pledged to secure short-term bank loans (note 14) as of June 30, 2012 and 2013, respectively.

Buildings with a total carrying value of $35,250,574 and $35,101,837 were pledged to secure long-term bank loans as of June 30, 2012 and 2013, respectively. Mortgages of buildings and vehicles with carrying values of $569,171 and $4,549,424 secure long-term bank loans as of June 30, 2012 and 2013, respectively (note 15).

Construction in progress consists of capital expenditures and capitalized interest charges relating to the construction of facilities and assembly lines projects. Interest of $310,551, $102,577 and $418,715  during the period of construction for the years ended June 30, 2011, 2012 and 2013, respectively, have been capitalized.

The depreciation for the years ended June 30, 2011, 2012 and 2013 were $4,334,113, $6,054,199 and $6,223,644, respectively.

Assets leased to others under operating leases

	June 30,
	2012	2013

Buildings leased to others – at original cost	$-	$10,846,090
Less: accumulated depreciation	-	3,193,260
Buildings leased to others - net	-	7,652,830

The buildings leased to others are included under buildings in the property tabled above. At June 30, 2013, scheduled minimum rental payments to be received for buildings leased to others were:

Year ending June 30,
2014	$1,163,636
2015	1,438,254
2016	1,481,402
2017	1,525,844
2018	1,571,619